UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   March 31, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   P.O. Box 3459
           -------------------------------------
           240 E. Deloney Ave.
           -------------------------------------
           Jackson, WY 83001
           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         05/15/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           76
Total:
                                      --------------

Form 13F Information Table value     $   785,832
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
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                              TITLE OF   CUSIP      VALUE    SHS OR   SH/  PUT/   INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS              (x$1000)   PRN AMT  PRN  CALL   DISCRETION   MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------

ACME UNITED CORP CMN          COMMON     004816104      2,342    168,500   SH       SOLE           168,500          -
ACUITY BRANDS INC CMN         COMMON     00508y102     17,230    316,491   SH       SOLE           240,932     75,559
ALTRA HOLDINGS, INC. CMN      COMMON     02208r106     13,710  1,000,000   SH       SOLE           702,600    297,400
AMERON INTERNATIONAL CORP CMN COMMON     030710107      1,765     26,800   SH       SOLE            26,800          -
BALLY TOTAL FITNESS HOLDING COCOMMON     05873k108         24     40,000   SH       SOLE            40,000          -
BRONCO DRILLING COMPANY, INC. COMMON     112211107     11,930    720,000   SH       SOLE           548,500    171,500
CANTEL MEDICAL CORP. CMN      COMMON     138098108      1,782    115,800   SH       SOLE           115,800          -
CARDIAC SCIENCE CORPORATION CMCOMMON     14141a108     19,627  2,145,062   SH       SOLE         1,527,403    617,659
CARRIAGE SERVICES, INC. CMN   COMMON     143905107      2,478    306,300   SH       SOLE           306,300          -
CHANNELL COMMERCIAL CORP CMN  COMMON     159186105      2,134    536,137   SH       SOLE           536,137          -
CHEROKEE INTERNATIONAL CORP CMCOMMON     164450108        145     25,744   SH       SOLE            25,744          -
CITIZENS FIRST BANCORP INC DELCOMMON     17461r106      1,595     70,000   SH       SOLE            70,000          -
CLARCOR INC CMN               COMMON     179895107        477     15,000   SH       SOLE            15,000          -
COMFORT SYSTEMS USA INC COMMONCOMMON     199908104     33,544  2,800,000   SH       SOLE         1,950,100    849,900
COMMERCIAL METALS CO CMN      COMMON     201723103      8,308    265,000   SH       SOLE           202,300     62,700
CONNECTICUT WTR SVC CMN       COMMON     207797101        432     17,950   SH       SOLE            17,950          -
COST-U-LESS INC CMN           COMMON     221492101      1,121    125,000   SH       SOLE           125,000          -
CROWN HOLDINGS INC CMN        COMMON     228368106     54,057  2,210,000   SH       SOLE         1,653,200    556,800
DRUGSTORE.COM INC CMN         COMMON     262241102     17,854  6,920,000   SH       SOLE         4,798,000  2,122,000
EASTERN INS HLDGS INC CMN     COMMON     276534104      3,363    224,500   SH       SOLE           224,500          -
ENNIS INC CMN                 COMMON     293389102     16,859    630,000   SH       SOLE           437,579    192,421
ENPRO INDUSTRIES, INC. CMN    COMMON     29355x107     22,304    618,700   SH       SOLE           473,600    145,100
FUNDTECH LTD CMN              COMMON     m47095100     38,528  2,800,000   SH       SOLE         2,180,617    619,383
GENERAL CABLE CORP CMN        COMMON     369300108     38,918    728,400   SH       SOLE           537,150    191,250
GERBER SCIENTIFIC INC CMN     COMMON     373730100      5,836    550,000   SH       SOLE           550,000          -
GOODMAN GLOBAL, INC. CMN      COMMON     38239a100     13,215    750,000   SH       SOLE           511,612    238,388
GORMAN-RUPP CO CMN            COMMON     383082104      2,242     70,000   SH       SOLE            70,000          -
GREENFIELD ONLINE, INC. CMN   COMMON     395150105     22,748  1,430,719   SH       SOLE         1,007,619    423,100
GRIFFON CORPORATION CMN       COMMON     398433102     12,499    505,000   SH       SOLE           349,600    155,400
H&E EQUIPMENT SERVICES INC CMNCOMMON     404030108     11,658    542,248   SH       SOLE           375,448    166,800
HANGER ORTHOPEDIC GROUP CMN   COMMON     41043f208        866     74,200   SH       SOLE            54,500     19,700
HERCULES INC. CMN             COMMON     427056106        977     50,000   SH       SOLE            50,000          -
HOOPER HOLMES INC CMN         COMMON     439104100     15,690  3,510,000   SH       SOLE         2,454,200  1,055,800
ICO INC (NEW) CMN             COMMON     449293109      4,544    740,000   SH       SOLE           740,000          -
ICO INC DEP SHS REPSTG 1/4 PFDCOMMON     449293307      1,914     69,590   SH       SOLE            69,590          -
IHS, INC. CMN CLASS A         COMMON     451734107     17,266    420,000   SH       SOLE           289,700    130,300
IKON OFFICE SOLUTIONS INC CMN COMMON     451713101     36,312  2,526,900   SH       SOLE         2,065,417    461,483
INTERLINE BRANDS, INC. CMN    COMMON     458743101      2,411    110,000   SH       SOLE           110,000          -
JANUS CAP GROUP INC CMN       COMMON     47102X105        884     42,290   SH       SOLE            42,290          -
LAYNE CHRISTENSEN COMPANY (NAMCOMMON     521050104      1,967     54,000   SH       SOLE            54,000          -
LENNOX INTERNATIONAL INC CMN  COMMON     526107107     31,773    890,000   SH       SOLE           618,600    271,400
LYDALL INC CMN                COMMON     550819106      1,510     95,000   SH       SOLE            95,000          -
MARKETAXESS HOLDINGS INC. CMN COMMON     57060d108      5,894    352,085   SH       SOLE           268,285     83,800
MERCER INS GROUP INC CMN      COMMON     587902107      2,140    107,600   SH       SOLE           107,600          -
MET-PRO CORPORATION CMN       COMMON     590876306      5,231    360,000   SH       SOLE           360,000          -
MFRI INC CMN                  COMMON     552721102     11,309    610,000   SH       SOLE           610,000          -
MIDDLESEX WATER CO CMN        COMMON     596680108        466     25,340   SH       SOLE            25,340          -
MILACRON INC CMN              COMMON     598709103      3,419  5,180,000   SH       SOLE         3,798,823  1,381,177
MOCON INC CMN                 COMMON     607494101      1,022     79,438   SH       SOLE            79,438          -
MOVIE STAR INC CMN            COMMON     624591103      1,189    504,000   SH       SOLE           504,000          -
MRV COMMUNICATIONS INC CMN    COMMON     553477100      1,065    300,000   SH       SOLE           300,000          -
MUELLER INDUSTRIES INC CMN    COMMON     624756102        253      8,400   SH       SOLE             8,400          -
MVC CAPITAL INC CLOSED END FUNCOMMON     553829102     48,700  3,111,800   SH       SOLE         2,163,100    948,700
NATCO GROUP INC CMN CLASS A   COMMON     63227w203     37,703  1,105,000   SH       SOLE           838,380    266,620
NATIONAL DENTEX CORP CMN      COMMON     63563h109      2,053    145,841   SH       SOLE           145,841          -
NEVADA CHEMICALS INC CMN      COMMON     64127c107      1,194    115,000   SH       SOLE           115,000          -
NGAS RESOURCES, INC. CMN      COMMON     62912t103     11,036  1,624,664   SH       SOLE         1,128,364    496,300
NORTHWEST PIPE COMPANY CMN    COMMON     667746101      2,071     52,000   SH       SOLE            52,000          -
PETROHAWK ENERGY CORPORATION CCOMMON     716495106     12,972    985,000   SH       SOLE           750,800    234,200
PLAYBOY ENTERPRISES INC CL-B  COMMON     728117300        412     40,000   SH       SOLE            40,000          -
PRIDE INTERNATIONAL INC CMN   COMMON     74153q102     24,682    820,000   SH       SOLE           625,000    195,000
QUADRAMED CORPORATION CMN     COMMON     74730w101      3,602  1,185,000   SH       SOLE         1,051,400    133,600
QUALITY DISTRIBUTION INC CMN  COMMON     74756m102     12,975  1,500,000   SH       SOLE         1,041,396    458,604
SCHMITT INDS INC ORE CMN      COMMON     806870200      1,352    177,483   SH       SOLE           177,483          -
SL INDS INC CMN               COMMON     784413106        458     30,500   SH       SOLE            30,500          -
SPECTRUM CONTROL INC CMN      COMMON     847615101      2,768    225,000   SH       SOLE           164,010     60,990
SUPERIOR ESSEX INC CMN        COMMON     86815v105     38,484  1,110,000   SH       SOLE           815,989    294,011
SYMMETRY HOLDINGS INC. 1 UNT=1COMMON     871545208     15,920  2,000,000   SH       SOLE         1,388,000    612,000
SYNPLICITY INC CMN            COMMON     87160y108      3,984    570,000   SH       SOLE           395,600    174,400
T-3 ENERGY SERVICES INC CMN   COMMON     87306e107     20,621  1,024,924   SH       SOLE           742,624    282,300
THE TOPPS COMPANY INC CMN     COMMON     890786106        322     33,100   SH       SOLE            23,000     10,100
U.S. CONCRETE INC CMN         COMMON     90333l102     11,200  1,432,200   SH       SOLE           990,800    441,400
VALMONT INDUSTRIES INC CMN    COMMON     920253101      1,966     34,000   SH       SOLE            34,000          -
WATTS WATER TECHNOLOGIES INC CCOMMON     942749102      1,445     38,000   SH       SOLE            38,000          -
WILLDAN GROUP INC CMN         COMMON     96924n100      1,690    180,000   SH       SOLE           180,000          -
WILLIAMS CONTROLS INC. CMN    COMMON     969465608      1,397     80,900   SH       SOLE            80,900          -


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